INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 5, 2024 TO THE

PROSPECTUSES DATED DECEMBER 20, 2023 OF:

Invesco Floating Rate Municipal Income ETF (formerly, Invesco VRDO Tax-Free ETF) (PVI)

(the “Fund”)

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 3 of the Summary Prospectus and Prospectus for the Fund:

	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	11/15/2007	0.88%	0.64%	0.37%
Return After Taxes on Distributions		0.88	0.45	0.27
Return After Taxes on Distributions and Sale of Fund Shares		0.75	0.45	0.28
ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)[1]		0.98	-	-
Blended – ICE US Municipal AMT-Free VRDO Constrained Index (reflects no deduction for fees, expenses or taxes)[2]		0.98	0.84	0.56
Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes)		-1.13	1.02	0.83

[1]	The Underlying Index commenced operations on July 30, 2019, and therefore performance prior to this date is unavailable.
[2]	The “Blended - ICE US Municipal AMT-Free VRDO Constrained Index” reflects the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the former underlying index, for the period from the Fund’s inception through March 24, 2021, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

P-PVI-PRO-SUP-1 040524

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 5, 2024 TO THE

PROSPECTUSES DATED DECEMBER 20, 2023 OF:

Invesco California AMT-Free Municipal Bond ETF (PWZ)

(the “Fund”)

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 4 of the Summary Prospectus and Page 3 of the Prospectus for the Fund:

	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/11/2007	-11.48%	0.72%	2.42%
Return After Taxes on Distributions		-11.48	0.30	2.19
Return After Taxes on Distributions and Sale of Fund Shares		-5.91	0.73	2.31
ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[1,2]		-11.85	0.97	-
Blended – ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[3]		-11.85	0.97	2.64
Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes)		-11.02	1.37	2.64

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 12, 2013.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended—ICE BofA California Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

P-PWZ-PRO-SUP-1 040524

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 5, 2024 TO THE

PROSPECTUSES DATED DECEMBER 20, 2023 OF:

Invesco National AMT-Free Municipal Bond ETF (PZA)

(the “Fund”)

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 3 of the Summary Prospectus and Prospectus for the Fund:

	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/11/2007	-12.76%	0.45%	2.07%
Return After Taxes on Distributions		-12.76	-0.05	1.68
Return After Taxes on Distributions and Sale of Fund Shares		-6.62	0.51	1.95
ICE BofA National Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[1,2]		-12.87	0.91	-
Blended – ICE BofA National Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[3]		-12.87	0.91	2.59
Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes)		-11.02	1.37	2.64

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 4, 2013.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended—ICE BofA National Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

P-PZA-PRO-SUP-1 040524

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 5, 2024 TO THE

PROSPECTUSES DATED DECEMBER 20, 2023 OF:

Invesco New York AMT-Free Municipal Bond ETF (PZT)

(the “Fund”)

The following replaces the table included under the section titled "Average Annual Total Returns (for the periods ended December 31, 2022)" on Page 4 of the Summary Prospectus and Page 3 of the Prospectus for the Fund:

	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/11/2007	-13.01%	0.63%	2.08%
Return After Taxes on Distributions		-13.01	0.14	1.70
Return After Taxes on Distributions and Sale of Fund Shares		-6.77	0.67	1.96
ICE BofA New York Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[1,2]		-13.19	0.61	-
Blended – ICE BofA New York Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[3]		-13.19	0.61	2.43
Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes)		-11.02	1.37	2.64

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 12, 2013.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended—ICE BofA New York Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.

P-PZT-PRO-SUP-1 040524